UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    February 14, 2010
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total:  330,195 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
AFFORD RESID 7.5% 08/15/2025   CNV	   00828UAB9 3452      3200000 	PRN  	 SOLE	              3200000
AGCO CORP 1.25% 12/15/2036     CNV	   001084AM4 677       500000 	PRN	 SOLE		      500000
AMAZON.COM INC                 PUT	   023135106 9486      52700 	SH  PUT	 SOLE		      52700
ANGLOGOLD ASHANTI PFD 3.0      CNV	   03512Q206 1387      25000 	SH	 SOLE		      25000
ARCHER-DANIELS-MIDLAND 0.875%  CNV	   039483AW2 511       500000 	PRN	 SOLE		      500000
AUTOZONE, INC.		       PUT	   053332102 4089      15000 	SH  PUT	 SOLE		      15000
BJS RESTAURANTS INC	       PUT	   09180C106 996       28100 	SH  PUT	 SOLE		      28100
BORGWARNER INC.	               PUT	   099724106 8415      116300 	SH  PUT	 SOLE		      116300
C.H. ROBINSON WORLDWIDE INC    PUT	   12541W209 5934      74000 	SH  PUT	 SOLE		      74000
CAMECO CORPORATION	       CALL	   13321L108 448       11100 	SH  CALL SOLE		      11100
CAMECO CORPORATION	       COM	   13321L108 2642      65434 	SH	 SOLE		      65434
CARMAX, INC.	               PUT	   143130102 2805      88000 	SH  PUT	 SOLE		      88000
CARNIVAL CORPORATION	       PUT	   143658300 10052     218000 	SH  PUT	 SOLE		      218000
CHEESECAKE FACTORY INC	       PUT	   163072101 920       30000 	SH  PUT	 SOLE		      30000
CHIPOTLE MEXICAN GRILL	       PUT	   169656105 1169      5500 	SH  PUT	 SOLE		      5500
CLEARWATER PAPER CORP	       COM	   18538R103 732       9351 	SH	 SOLE		      9351
CRACKER BARREL 	               PUT	   22410J106 624       11400 	SH  PUT	 SOLE		      11400
CSX CORPORATION	               PUT	   126408103 1144      17700 	SH  PUT	 SOLE		      17700
DARDEN RESTAURANTS 	       PUT	   237194105 502       10800 	SH  PUT	 SOLE		      10800
DILLARDS INC CL-A 	       PUT	   254067101 1677      44200 	SH  PUT	 SOLE		      44200
DOMTAR CORPORATION 	       COM	   257559203 3694      48658 	SH	 SOLE		      48658
DOW CHEMICAL CO 	       PUT	   260543103 2646      77500 	SH  PUT	 SOLE		      77500
EXTERRAN HOLDINGS INC	       COM	   30225X103 4104      171349 	SH	 SOLE		      171349
EXXON MOBIL CORP	       CALL	   30231G102 578       7900 	SH  CALL SOLE		      7900
FIRST SOLAR, INC	       PUT	   336433107 2876      22100 	SH  PUT	 SOLE		      22100
FREEPORT-MCMORAN 	       PUT	   35671D857 11745     97800 	SH  PUT	 SOLE		      97800
GOLDCORP 2% 08/01/2014 	       CNV	   380956AB8 4580      3750000 	PRN	 SOLE		      3750000
GOLDCORP INC 	               COM	   380956409 678       14749 	SH	 SOLE		      14749
GRAHAM PACKAGING 	       COM	   384701108 497       38135 	SH	 SOLE		      38135
HANESBRANDS INC	               PUT	   410345102 320       12600 	SH  PUT	 SOLE		      12600
HELIX ENERGY SOLUTNS 	       COM	   42330P107 425       35000 	SH	 SOLE		      35000
HILLTOP HOLDINGS INC 	       COM	   432748101 4457      449259 	SH	 SOLE		      449259
IMPERIAL OIL LIMITED 	       COM	   453038408 1102      27200 	SH	 SOLE		      27200
INGLES MARKETS INC	       COM	   457030104 1442      75110 	SH	 SOLE		      75110
ISHARES U.S. REAL EST	       PUT	   464287739 8338      149000 	SH  PUT	 SOLE		      149000
ISHARES RUSSELL 2000 	       PUT	   464287655 3912      50000 	SH  PUT	 SOLE		      50000
JOHNSON CONTROLS INC	       PUT	   478366107 11716     306700 	SH  PUT	 SOLE		      306700
KINROSS GOLD 1.75% 03/15/2028  CNV	   496902AD9 7972      7730000 	PRN	 SOLE		      7730000
KROGER COMPANY	               COM	   501044101 3147      140773 	SH	 SOLE		      140773
LIMITED BRANDS, INC	       PUT	   532716107 2056      66900 	SH  PUT	 SOLE		      66900
MARKET VECTORS GOLD MINERS     CALL	   57060U100 5711      92900 	SH  CALL SOLE		      92900
MARKET VECTORS GOLD MINERS     ETF	   57060U100 4389      71393 	SH	 SOLE		      71393
MASTEC INC 4% 06/15/2014       CNV	   576323AG4 1567      1300000 	PRN	 SOLE		      1300000
MICROSOFT CORPORATION          CALL	   594918104 1415      50700 	SH  CALL SOLE		      50700
MICROSOFT CORPORATION 	       COM         594918104 2790      99975 	SH	 SOLE		      99975
MITCHAM INDS INC               COM         606501104 1208      104275 	SH	 SOLE		      104275
MONSANTO COMPANY 	       CALL	   61166W101 1219      17500 	SH  CALL SOLE		      17500
MONSANTO COMPANY 	       COM	   61166W101 1909      27407 	SH	 SOLE		      27407
N V R INC 		       COM	   62944T105 6946      10051 	SH	 SOLE		      10051
NEVADA GOLD & CASINO INC       COM	   64126Q206 513       501983 	SH	 SOLE		      501983
NEWMONT MINING CORPORATION     CALL	   651639106 614       10000 	SH  CALL SOLE		      10000
NEWMONT MINING CORPORATION     COM	   651639106 3563      58000 	SH	 SOLE		      58000
NIKE CLASS-B CMN CLASS B       PUT	   654106103 9482      111000 	SH  PUT	 SOLE		      111000
NORFOLK SOUTHERN CORPORATION   PUT	   655844108 2262      36000 	SH  PUT	 SOLE		      36000
NOVELL INC 	               COM	   670006105 3368      568772 	SH	 SOLE		      568772
OWENS-ILLINOIS INC 	       COM	   690768403 3934      128135 	SH	 SOLE		      128135
PHI INC CMN CLASS	       COM	   69336T205 1314      69751 	SH	 SOLE		      69751
PHILLIPS-VAN HEUSEN CORP       PUT	   718592108 5583      88600 	SH  PUT	 SOLE		      88600
POLO RALPH LAUREN CORPORATION  PUT	   731572103 8707      78500 	SH  PUT	 SOLE		      78500
PRICELINE.COM INC 	       PUT	   741503403 2637      6600 	SH  PUT	 SOLE		      6600
RETAIL HOLDRS TRUST 	       PUT	   76127U101 14055     132000 	SH  PUT	 SOLE		      132000
ROYAL CARIBBEAN CRUISES        PUT	   V7780T103 1039      22100 	SH  PUT	 SOLE		      22100
SEACOR HOLDINGS INC. 	       COM	   811904101 17981     177866 	SH	 SOLE		      177866
SL GREEN REALTY CORP 	       PUT	   78440X101 4564      67600 	SH  PUT	 SOLE		      67600
SOUTHERN COPPER CORP	       PUT	   84265V105 980       20100 	SH  PUT	 SOLE		      20100
SPDR GOLD TRUST ETF	       CALL	   78463V107 23680     170700 	SH  CALL SOLE		      170700
SPDR S&P RETAIL 	       PUT	   78464A714 1843      38100 	SH  PUT	 SOLE		      38100
STANLEY BLACK & DECKER INC     PUT	   854502101 1204      18000 	SH  PUT  SOLE		      18000
SUNOCO INC 	               CALL	   86764P109 2918      72400 	SH  CALL SOLE		      72400
SUNOCO INC 	               COM	   86764P109 14519     360177 	SH	 SOLE		      360177
SUSSER HLDGS CORP 	       COM	   869233106 3093      223345 	SH	 SOLE		      223345
TECK COMINCO LIMITED 	       PUT	   878742204 8254      133500 	SH  PUT	 SOLE		      133500
TETRA TECHNOLOGIES INC	       COM	   88162F105 1851      155897 	SH	 SOLE		      155897
TITAN INTERNATIONAL INC        COM	   88830M102 4227      216367 	SH	 SOLE		      216367
TRW AUTOMOTIVE HOLDINGS CORP   PUT	   87264S106 369       7000 	SH  PUT	 SOLE		      7000
TYSON FOODS INC CL-A 	       CALL	   902494103 1855      107700 	SH  CALL SOLE		      107700
TYSON FOODS INC CL-A 	       COM	   902494103 2515      146071 	SH	 SOLE		      146071
UNION PACIFIC CORP             PUT	   907818108 4726      51000 	SH  PUT	 SOLE		      51000
VANGUARD EMERGING MARKET       PUT	   922042858 3544      73600 	SH  PUT	 SOLE		      73600
VERSO PAPER CORP	       COM	   92531L108 344       100673 	SH	 SOLE		      100673
VF CORP 	               PUT	   918204108 10109     117300 	SH  PUT	 SOLE		      117300
WELLS FARGO & CO 	       PUT	   949746101 2182      70400 	SH  PUT	 SOLE		      70400
WHOLE FOODS MARKET INC	       PUT	   966837106 1265      25000 	SH  PUT	 SOLE		      25000